FINANCIAL INSTRUMENTS - Gross Impact of Changes in Fair Value of Derivatives Designated as Cash Flow Hedges on AOCI and Net Income (Details) - USD ($) $ in Millions	3 Months Ended
	Mar. 31, 2020	Mar. 31, 2019
Derivative Instruments and Hedging Activities Disclosures [Line Items]
Gain (Loss) Recognized in Accumulated Other Comprehensive Income	$ 66	$ (71)
Gain (Loss) Reclassified from Accumulated Other Comprehensive Income into Income	(3)	(28)
Net sales | Foreign exchange and foreign currency contracts
Derivative Instruments and Hedging Activities Disclosures [Line Items]
Gain (Loss) Recognized in Accumulated Other Comprehensive Income	81	(62)
Gain (Loss) Reclassified from Accumulated Other Comprehensive Income into Income	(1)	(5)
Cost of goods sold | Foreign exchange and foreign currency contracts
Derivative Instruments and Hedging Activities Disclosures [Line Items]
Gain (Loss) Reclassified from Accumulated Other Comprehensive Income into Income	(16)	(11)
Other, Net | Foreign exchange and foreign currency contracts
Derivative Instruments and Hedging Activities Disclosures [Line Items]
Gain (Loss) Reclassified from Accumulated Other Comprehensive Income into Income	15	(11)
Interest expense | Interest rate contracts
Derivative Instruments and Hedging Activities Disclosures [Line Items]
Gain (Loss) Recognized in Accumulated Other Comprehensive Income	(15)	(9)
Gain (Loss) Reclassified from Accumulated Other Comprehensive Income into Income	$ (1)	$ (1)